SUBSEQUENT EVENTS	2 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 8 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to January 31, 2020, the date that the financial statements were available to be issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Table of Contents

Founder Shares

On January 21, 2020, the Company cancelled the one share issued in October 2019 and the Sponsor purchased 17,250,000 Founder Shares for an aggregate purchase price of $25,000. On April 21, 2020, the Company effected a share capitalization, resulting in 20,700,000 Founder Shares issued and outstanding as of such date. The Founder Shares will automatically convert into Class A ordinary shares on the first business day following the completion of a Business Combination on a one-for-one basis, subject to certain adjustments, as described in Note 7.

The Founder Shares include an aggregate of up to 2,700,000 shares subject to forfeiture by the Sponsor to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will collectively represent 20% of the Company’s issued and outstanding shares upon the completion of the Proposed Public Offering.

Promissory Note — Related Party

On January 21, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000, of which $300,000 was outstanding under the Promissory Note as of January 21, 2020. The note is non-interest bearing and payable on the earlier of (i) June 30, 2020 and (ii) the completion of the Proposed Public Offering.

As a result of the execution of the underwriting agreement on April 21, 2020, the financial statements have been modified to reflect the final terms of the agreement.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 19, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company may borrow up to an aggregate principal amount of $2,500,000. The Promissory Note is non-interest bearing and payable on the earlier of (i) April 24, 2022 and (ii) the completion of the Business Combination. On October 19, 2020, the Company borrowed $806,208 under the Promissory Note.

Merger Agreement

On October 5, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Merger Sub and Clover.

Pursuant to the transactions contemplated by the terms of the Merger Agreement (the “Closing”), and subject to the satisfaction or waiver of certain conditions set forth therein, (i) Merger Sub will merge with and into Clover, with Clover surviving the merger and as a wholly owned subsidiary of the Company (the “First Merger”) and (ii) Clover will merge with and into the Company, with the Company surviving the merger (together with the First Merger, the “Mergers”) (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the “ Clover Business Combination”).

As a result of the Mergers, among other things, (i) all outstanding shares of common stock of Clover immediately prior to the effective time of the First Merger will be cancelled in exchange for the right to receive, at the election of the holders thereof (except with respect to the shares held by entities controlled by Vivek Garipalli and certain other holders who will receive only shares of Class B common stock, par value $0.0001 per share, which will be entitled to 10 votes per share (the “Class B Common Stock”)), an amount in cash, shares of Class B Common Stock, or a combination thereof, as adjusted in accordance with the Merger Agreement, which in the aggregate will equal an amount in cash of up to $500,000,000 (less any redemptions by the Company’s public shareholders) and a number of shares of Class B Common Stock equal to (A) 350,000,000 minus (B) the aggregate amount of Class B Common Stock to be paid in respect of the shares held by entities controlled by Vivek Garipalli and certain other holders, minus (C) the aggregate amount of Class B Common Stock that would be issuable upon the net exercise or conversion, as applicable, of the employee equity awards of the combined company immediately after the effective time of the First Merger, minus (D) the quotient obtained by dividing (x) the total cash consideration by (y) $10.00; (ii) all outstanding shares of Clover held by entities controlled by Vivek Garipalli and certain other holders immediately prior to the effective time of the First Merger will be cancelled in exchange for the right to receive shares of Class B Common Stock based on the Exchange Ratio (as defined in the Merger Agreement); and (iii) all shares of common stock of Clover reserved in respect of the employee equity awards of Clover outstanding as of immediately prior to the effective time of the First Merger, will be converted, based on the Exchange Ratio, into awards based on shares of Class B Common Stock, which will, in the case of all shares described in clauses (i), (ii) and (iii) hereof, in the aggregate equal an aggregate merger consideration of $3,500,000,000.

Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the General Corporation Law of the State of Delaware (the “DGCL”), Cayman Islands Companies Law (2020 Revision) (the “CICL”) and the Company’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), the Company will effect a deregistration under the CICL and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).

In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company (the “Class A Ordinary Shares”), will convert automatically, on a one-for-one basis, into a share of Class A common stock, par value $0.0001 per share, of the Company (after its Domestication) (the “Class A Common Stock”, and together with the Class B Common Stock, the “Common Stock”), which will be entitled to one vote per share, (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of Class A Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of Class A Common Stock (“Domesticated Warrant”), pursuant to the Warrant Agreement, dated April 21, 2020, between the Company and Continental Stock Transfer & Trust Company, as warrant agent, and (iv) each then issued and outstanding unit of the Company that has not been previously separated into the underlying Class A Ordinary Share and underlying warrant of the Company upon the request of the holder thereof, will be cancelled and will entitle the holder thereof to one share of Class A Common Stock and one-third of one Domesticated Warrant.

The Clover Business Combination will be consummated subject to certain conditions as further described in the Merger Agreement.

Legal Proceedings

On October 29, 2020, Paul Chaplin, a purported stockholder of the Company, filed a lawsuit in the Supreme Court of the State of New York, County of New York, captioned Paul Chaplin v. Social Capital Hedosophia Holdings Corp. III, et al., case number 655802/2020, against the Company and the members of its board of directors (the “Chaplin Complaint”). The Chaplin Complaint asserts a breach of fiduciary duty claim against the individual defendants and an aiding and abetting claim against the Company in connection with the proposed business combination. The Chaplin Complaint alleges, among other things, that (i) defendants engaged in a flawed and unfair sales process and agreed to inadequate consideration in connection with the proposed Business Combination, and (ii) that our Registration Statement on Form S-4 filed with the SEC on October 20, 2020 in connection with the proposed Business Combination is materially misleading and incomplete. The Chaplin Complaint seeks, among other things, to enjoin the proposed Business Combination, rescind the transaction or award rescissory damages to the extent it is consummated, and an award of attorneys’ fees and expenses.